Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 552	$ 650	$ 650
Provision	23	24	108
Charge-offs, net of recoveries	(20)	(14)	(105)
Foreign currency translation and other	26	(68)	(101)
Ending balance	581	592	552
Ending balance: Individually evaluated for impairment	322	320	312
Ending balance: Collectively evaluated for impairment	259	272	240
Financing receivables, net	18,820	19,571	19,001
Ending balance: Individually evaluated for impairment	1,109	1,161	1,183
Ending balance: Collectively evaluated for impairment	17,711	18,410	17,818
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	394	468	468
Provision	12	13	81
Charge-offs, net of recoveries	(18)	(12)	(92)
Foreign currency translation and other	17	(49)	(63)
Ending balance	405	420	394
Ending balance: Individually evaluated for impairment	192	207	187
Ending balance: Collectively evaluated for impairment	213	213	207
Financing receivables, net	10,254	10,910	10,344
Ending balance: Individually evaluated for impairment	399	447	416
Ending balance: Collectively evaluated for impairment	9,855	10,463	9,928
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	158	182	182
Provision	11	11	27
Charge-offs, net of recoveries	(2)	(2)	(13)
Foreign currency translation and other	9	(19)	(38)
Ending balance	176	172	158
Ending balance: Individually evaluated for impairment	130	113	125
Ending balance: Collectively evaluated for impairment	46	59	33
Financing receivables, net	8,529	8,611	8,611
Ending balance: Individually evaluated for impairment	710	714	767
Ending balance: Collectively evaluated for impairment	7,819	7,897	7,844
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	37	50	46
Ending balance: Collectively evaluated for impairment	$ 37	$ 50	$ 46